Stockholders' Equity (Redemption Of Noncontrolling Interests) (Narrative) (Details) (USD $)							9 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Sep. 15, 2012	Jun. 01, 2012 item	Dec. 31, 2012 Noncontrolling Interest [Member]	Sep. 30, 2013 Minimum [Member]	Sep. 30, 2013 Maximum [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Number of subsidiaries included in agreement					4
Noncontrolling interest consideration payable		$ 3,757,500	$ 7,657,500		$ 7,700,000	$ 3,800,000
Noncontrolling interest consideration payable, current		2,600,000		5,100,000
Interest rate on late payments							1.50%	2.50%
Liabilities of discontinued operations	$ 30,303,861	$ 53,161,251				$ 3,900,000